TRADING INVESTMENTS	12 Months Ended
Dec. 31, 2017
Trading Investments
TRADING INVESTMENTS

NOTE 05

TRADING INVESTMENTS

The detail of instruments deemed as financial trading investments is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Chilean Central Bank and Government securities
Chilean Central Bank Bonds	272,272	158,686
Chilean Central Bank Notes	-	-
Other Chilean Central Bank and Government securities	209,370	237,325
Subtotal	481,642	396,011

Other Chilean securities
Time deposits in Chilean financial institutions	-	-
Mortgage finance bonds of Chilean financial institutions	-	-
Chilean financial institution bonds	-	-
Chilean corporate bonds	-	976
Other Chilean securities	-	-
Subtotal	-	976

Foreign financial securities
Foreign Central Banks and Government securities	-	-
Other foreign financial instruments	-	-
Subtotal	-	-

Investments in mutual funds
Funds managed by related entities	4,094	-
Funds managed by others	-	-
Subtotal	4,094	-

Total	485,736	396,987

As of December 31, 2017 and 2016, there were no trading investments sold under contracts to resell to clients and financial institutions.